Commitments and Contingencies (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2017
Commitments	$ 371,200,000
Unfunded commitments	27,000
Overnight federal funds	90,500,000
Investments		$ 3,000,000.0
Alloted to each property		$ 1,500,000
Small Business Investment Company ("SBIC")
Unfunded commitments	$ 1,900,000